Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Revenue [Abstract]
Schedule of Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As at April 1, 2018	As at March 31, 2019
Receivables, which are included in ‘Trade and other receivables’	48,983	46,818
Contract assets	221	313
Contract liabilities	59,169	70,335

Non-current	91	84
Current	59,078	70,251
Total contract liabilities	59,169	70,335

Schedule of Changes in Contract Assets

Changes in contract assets are as follows:

As at March 31, 2019
Balance at the beginning of the year	221
Revenue recognised during the year	313
Invoices raised during the year	(206)
Translation exchange difference	(15)
Balance at the end of the year	313